Annual Fund Operating Expenses - Invesco High Yield Equity Dividend Achievers ETF - ETF	Aug. 27, 2021
Operating Expenses:
Management Fees	0.40%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.53%